UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TPG-Axon Management LP
Address: 888 Seventh Avenue, 38th Floor
         New York, New York  10019

13F File Number:  028-14546

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
Title:     Chief Executive Officer
Phone:     (212) 479-2000

Signature, Place, and Date of Signing:

 /s/    Dinakar Singh     New York, New York     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $1,992,014 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101    69657  1659676 SH       SOLE                  1659676        0        0
AUTODESK INC                   COM              052769106    92397  2240476 SH       SOLE                  2240476        0        0
B/E AEROSPACE INC              COM              073302101   103062  1709430 SH       SOLE                  1709430        0        0
CITIGROUP INC                  COM NEW          172967424    39885   901553 SH       SOLE                   901553        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108    54626  1152700 SH       SOLE                  1152700        0        0
DOLLAR GEN CORP NEW            COM              256677105   142327  2813892 SH       SOLE                  2813892        0        0
EQUINIX INC                    COM NEW          29444U502    62820   290415 SH       SOLE                   290415        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    61857  1072978 SH       SOLE                  1072978        0        0
F M C CORP                     COM NEW          302491303    95352  1671967 SH       SOLE                  1671967        0        0
GNC HLDGS INC                  COM CL A         36191G107   183466  4670730 SH       SOLE                  4670730        0        0
HALLIBURTON CO                 COM              406216101    63508  1571600 SH       SOLE                  1571600        0        0
NEWS CORP                      CL A             65248E104   127584  4180339 SH       SOLE                  4180339        0        0
PRICELINE COM INC              COM NEW          741503403   116176   168877 SH       SOLE                   168877        0        0
ROCKWOOD HLDGS INC             COM              774415103   130608  1995845 SH       SOLE                  1995845        0        0
SANDRIDGE ENERGY INC           COM              80007P307   190858 36216000 SH       SOLE                 36216000        0        0
SCORPIO TANKERS INC            SHS              Y7542C106    31925  3579000 SH       SOLE                  3579000        0        0
SPIRIT RLTY CAP INC            COM              84860F109   124800  6568408 SH       SOLE                  6568408        0        0
VIACOM INC NEW                 CL B             92553P201    65238  1059568 SH       SOLE                  1059568        0        0
WABCO HLDGS INC                COM              92927K102    59833   847610 SH       SOLE                   847610        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108   112902  1750963 SH       SOLE                  1750963        0        0
YANDEX N V                     SHS CLASS A      N97284108    63133  2730676 SH       SOLE                  2730676        0        0